Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	EZCORP INC
Entity Central Index Key	0000876523
Document Type	8-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false